SIGNIFICANT CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2011
SIGNIFICANT CONCENTRATIONS OF CREDIT RISK [Abstract]
SIGNIFICANT CONCENTRATIONS OF CREDIT RISK
NOTE 15-SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

The Bank is principally engaged in originating and investing in one-to four-family residential real estate and commercial real estate loans in eastern Pennsylvania and New Jersey. The Bank offers both fixed and adjustable rates of interest on these loans that have amortization terms ranging to 30 years. The loans are generally originated or purchased on the basis of an 80% or less loan-to-value ratio, which has historically provided the Bank with more than adequate collateral coverage in the event of default. Nevertheless, the Bank, as with any lending institution, is subject to the risk that real estate values in the primary lending area will deteriorate, thereby potentially impairing underlying collateral values. However, management believes that weakened residential and commercial real estate values have been taken into consideration and that the loan loss allowances have been provided for in amounts commensurate with its current perception of the foregoing risks in the portfolio.